SIX CIRCLES FUNDS

Six Circles Credit Opportunities Fund

(a series of Six Circles Trust)

Supplement dated September 19, 2025

to the Prospectus dated May 1, 2025, as amended

Effective September 30, 2025, Kewjin Yuoh will no longer be a portfolio manager for the Six Circles Credit Opportunities Fund (“the Fund”) and Gregory Benz and Ty Kern will be added as portfolio managers for the Fund. As a result, the portfolio manager information for Lord Abbett & Co. LLC (“Lord Abbett”) for the Fund in the “Risk/Return Summary — Management — Sub-Advisers” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

LORD ABBETT

Portfolio Manager	Managed the Fund Since	Primary Title with Sub-Adviser
Andrew H. O’Brien	2020	Partner and Portfolio Manager
Robert A. Lee	2020	Partner and Co-Head of Taxable Fixed Income
Steven F. Rocco, CFA	2020	Partner and Co-Head of Taxable Fixed Income
Adam C. Castle, CFA	2021	Partner and Portfolio Manager
Harris A. Trifon	2021	Partner and Portfolio Manager
Yoana N. Koleva, CFA	2022	Partner and Portfolio Manager
Gregory Benz, CFA	2025	Managing Director and Portfolio Manager
Ty Kern	2025	Managing Director and Portfolio Manager

In addition, “The Funds’ Management and Administration — The Portfolio Managers — Sub-Advisers and Sub-Sub-Advisers — Credit Opportunities Fund — Lord Abbett — Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

Andrew H. O’Brien, Robert A. Lee, Steven F. Rocco, CFA, Adam C. Castle, CFA, Harris A. Trifon, Yoana N. Koleva, CFA, Gregory Benz, CFA, and Ty Kern serve as portfolio managers to the Credit Opportunities Fund.

Andrew H. O’Brien, Partner and Portfolio Manager, heads the Lord Abbett portfolio management team. Mr. O’Brien joined Lord Abbett in 1998. Prior to joining Lord Abbett, Mr. Trifon was formerly a Co-Head of Mortgage and Consumer Credit at Western Asset Management from 2014 to 2021.

Robert A. Lee, Partner and Co-Head of Taxable Fixed Income, is responsible for oversight of all of Lord Abbett’s Taxable Fixed Income investment activities, including portfolio management, global credit research, and trading. In addition, he serves on the firm’s Investment and Management Committees. Mr. Lee joined Lord Abbett in 1997 and was named Partner in 2002. Prior to his current role, Mr. Lee served as Chief Investment Officer, providing broad management and strategic oversight of the firm’s investment, research, and trading teams. In addition, he held the roles of Deputy Chief Investment Officer and Fixed Income Portfolio Manager for Mortgage and Asset Backed Securities. His previous experience includes serving as Fixed Income Portfolio Manager at ARM Capital Advisors; Assistant

Portfolio Manager/Assistant Vice President at Kidder Peabody Asset Management; and Fixed Income Portfolio Strategies Analyst at First Boston Corporation. He has worked in the financial services industry since 1991. He earned a BS in economics from the Wharton School of Business at the University of Pennsylvania.

Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income, is responsible for oversight of all of Lord Abbett’s Taxable Fixed Income investment activities, including portfolio management, global credit research, and trading. He also serves as the lead Portfolio Manager for the firm’s High Yield and Multi Sector fixed income strategies. In addition, he serves on the firm’s Investment and Management Committees. Mr. Rocco joined Lord Abbett in 2004 and was named Partner in 2011. Prior to his current role, he served as Associate Portfolio Manager for the firm’s investment grade fixed income strategies. He has worked in the financial services industry since 2001. He earned a BA in economics from Cornell University and is a holder of the Chartered Financial Analyst (“CFA”) designation.

Adam C. Castle, Partner and Portfolio Manager, is responsible for helping manage the firm’s taxable fixed income strategies, with a focus on securitized credit and specialty finance. He manages Lord Abbett’s ABS & CLO team. He also serves on the firm’s Partnership Committee. Mr. Castle joined Lord Abbett in 2015 and was named Partner in 2022. His previous experience includes serving as Vice President of Securitized Products Group in the investment bank at Credit Suisse and as Assistant Vice President and Research Analyst of Securitized Assets at Alliance Bernstein. He has worked in the financial services industry since 2008. He earned a BS in biology from Cornell University and is a holder of the CFA designation.

Harris A. Trifon, Partner and Portfolio Manager, is responsible for overseeing Mortgage Credit Products and managing the Real Estate Credit team. Mr. Trifon joined Lord Abbett in 2021 and was named Partner in 2023. His previous experience includes serving as Co-Head of Mortgage and Consumer Credit at Western Asset Management; Director of Fixed Income Research, Global Head of CRE Debt at Deutsche Bank; and Director of Structured Finance at Standard & Poors. He has worked in the financial services industry since 2000. Mr. Trifon serves on the Executive Committee and Board of Governors for the Commercial Real Estate Finance Council and the University of Florida’s Bergstrom Center for Real Estate, and was voted on to the Institutional Investor All-Star list for two years, prior to moving to the buy-side. In addition, he serves as a mentor in NYU Stern’s Chen Institute Career Mentorship Program and is a member of Information Management Network’s CRE Advisory Board. He earned a BA in economics from the University of Florida and an MS in real estate from New York University.

Yoana N. Koleva, Partner and Portfolio Manager, is responsible for helping manage the firm’s taxable-fixed income strategies, with a focus on corporate securities. Ms. Koleva joined Lord Abbett in 2011 and was named Partner in 2022. Prior to her current role, she worked as a research analyst on the Credit Research Team. Her previous experience includes serving as Midcap Banks Research Associate at Morgan Stanley; Quantitative Analysis & Risk Associate at BlackRock; and Business Analyst in Private Wealth Management at Morgan Stanley. She has worked in the financial services industry since 2003. She earned a BA in finance and business administration from the College of Saint Elizabeth and is a holder of the CFA designation.

Gregory Benz, Managing Director and Portfolio Manager, is responsible for helping manage high-quality multisector strategies within Taxable Fixed Income. Mr. Benz joined Lord Abbett in 2016. Prior to his current role, he served as Associate Trader responsible for covering Investment Grade Credit for Lord Abbett’s Global Fixed Income Trading team, which supports all the taxable fixed-income strategies. His previous experience includes serving as Emerging Market Corporate Debt Trader, Strategist and Emerging Market Trader/Portfolio Structure Analyst, and Cash Desk, US Treasury/IG Corporate Debt Trader at Payden & Rygel Investment Management. He has worked in the financial services industry since 2011. He earned a BA in economics from Occidental College and is a holder of the CFA designation.

Ty Kern, Managing Director and Portfolio Manager, is responsible for helping manage high-quality multi-sector strategies within Taxable Fixed Income. Mr. Kern joined Lord Abbett in 2021. His previous experience includes serving as Investment Grade Bond Trader, Vice President at Goldman Sachs Asset Management and Fixed-Income Portfolio Analyst at BlackRock. He has worked in the financial services industry since 2012. He earned a BS in actuarial science and economics from The Ohio State University, College of Mathematical and Physical Sciences.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-PR-925

SIX CIRCLES FUNDS

Six Circles Credit Opportunities Fund

(a series of Six Circles Trust)

Supplement dated September 19, 2025

to the Statement of Additional Information dated May 1, 2025, as amended

Effective September 30, 2025, the information for Lord Abbett & Co. LLC (“Lord Abbett”) in the third table and fourth table with respect to the Six Circles Credit Opportunities Fund in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed — Sub-Advisers and Sub-Sub-Advisers” section of Part I of the Statement of Additional Information is hereby deleted and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Credit Opportunities Fund
Lord Abbett
Andrew H. O’Brien*	15	55,045.60	8	10,899.77	24	3,350.79
Robert A. Lee*	18	55,713.85	11	11,227.75	1156	4,232.03
Steven F. Rocco, CFA*	20	58,813.05	13	10,949.81	11	3,685.00
Adam C. Castle, CFA*	13	31,311.72	7	10,384.33	—	—
Harris A. Trifon*	9	14,865.09	4	8,123.33	—	—
Yoana N. Koleva, CFA*	10	34,159.77	1	1,830.92	1	82.42
Gregory Benz, CFA*	5	9,981.48	—	—	—	—
Ty Kern*	4	9,981.48	—	—	—	—
* As of June 30, 2025
	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Credit Opportunities Fund
Lord Abbett
Andrew H. O’Brien*	—	—	—	—	—	—
Robert A. Lee*	—	—	—	—	2	1,568.86
Steven F. Rocco, CFA*	—	—	—	—	—	—
Adam C. Castle, CFA*	—	—	—	—	—	—
Harris A. Trifon*	—	—	—	—	—	—
Yoana N. Koleva, CFA*	—	—	—	—	—	—
Gregory Benz, CFA*	—	—	—	—	—	—
Ty Kern*	—	—	—	—	—	—
* As of June 30, 2025

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUP-6C-SAI-925